Derivatives - Cash Flow Hedges (Details) € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2014 EUR (€)	Nov. 30, 2014 EUR (€)	Sep. 30, 2014 EUR (€)
November 2014 Euro medium term notes issued
Derivatives in Cash Flow Hedging Relationships
Face amount | €											€ 1,250.0
Fixed rate Euro Medium term note due 2026
Derivatives in Cash Flow Hedging Relationships
Face amount | €					€ 750.0
Cash flow hedge
Derivatives in Cash Flow Hedging Relationships
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective portion of Derivative		$ (311)	$ 57	$ 212
Pretax gain (loss) recognized in income on effective portion of derivative as a result of reclassification from accumulated other comprehensive income		7	109	174
Accumulated other comprehensive income (loss), unrealized gain (loss) on cash flow hedges		(112)
After-tax net unrealized gain (loss) anticipated to be reclassified from AOCI to the income statement within next twelve months		(64)
After-tax net unrealized gain (loss) anticipated to be reclassified from AOCI to the Income Statement in 2018		(30)
After-tax unrealized gain (loss) anticipated to be reclassified from AOCI to the Income Statement after 2018		$ (18)
Cash flow hedge | Fixed rate Euro Medium term note due 2026
Derivatives in Cash Flow Hedging Relationships
Derivative notional amount | €											€ 750.0
Debt Instrument Term	12 years
Cash flow hedge | Foreign currency forward/option contracts
Derivatives in Cash Flow Hedging Relationships
Maximum length of time hedged in cash flow hedge		36 months
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective portion of Derivative		$ (305)	58	212
Cash flow hedge | Foreign currency forward/option contracts | Cost of Sales
Derivatives in Cash Flow Hedging Relationships
Pretax gain (loss) recognized in income on effective portion of derivative as a result of reclassification from accumulated other comprehensive income		8	110	178
Cash flow hedge | Commodity price swap contracts | Cost of Sales
Derivatives in Cash Flow Hedging Relationships
Pretax gain (loss) recognized in income on effective portion of derivative as a result of reclassification from accumulated other comprehensive income				(2)
Cash flow hedge | Interest rate swap contracts
Derivatives in Cash Flow Hedging Relationships
Derivative notional amount			200			$ 200	$ 200	$ 200	$ 300	€ 500.0		€ 500.0
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective portion of Derivative		(6)	(1)
Pretax gain (loss) recognized in income on effective portion of derivative as a result of reclassification from accumulated other comprehensive income	$ (8)
Accumulated other comprehensive income (loss), unrealized gain (loss) on cash flow hedges	$ (5)	(8)
Cash flow hedge | Interest rate swap contracts | Interest expense
Derivatives in Cash Flow Hedging Relationships
Pretax gain (loss) recognized in income on effective portion of derivative as a result of reclassification from accumulated other comprehensive income		$ (1)	$ (1)	$ (2)